Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax [Line Items]
Net deferred tax assets as result of enactment of tax rate				$ 2,600,000
Statutory federal tax				35.00%	35.00%	34.00%
Net operating loss carry forwards expiration, description				begin to expire in 2027
Net operating loss carry forwards expiration year start				2027
Net operating loss carryforwards utilized expiration, description				expire in 2031 through 2033
Net operating loss carryforwards utilized expiration year start				2031
Net operating loss carryforwards utilized expiration year end				2033
Income tax return examination, description				Income tax returns for the years ended after December 31, 2013 are open to audit by the federal authorities and for the years ended after December 31, 2012 are open to audit by California state authorities.
Interest or penalties related to uncertain tax positions				$ 0	$ 0	$ 0
Adjustment to uncertain tax position				0
Income tax expense	$ 1,580,000	$ 3,875,000		$ 21,269,000	$ 13,489,000	$ 8,996,000
Effective tax rate	15.20%	41.40%		45.40%	41.40%	41.00%
California Franchise Tax
Income Tax [Line Items]
Net operating loss carryforwards				$ 3,200,000
Net operating loss carryforwards utilized				11,400,000
Federal
Income Tax [Line Items]
Net operating loss carryforwards				37,000
Net operating loss carryforwards utilized				$ 3,800,000
Scenario Forecast
Income Tax [Line Items]
Statutory federal tax			21.00%